Form N-1A Cover	Jun. 04, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	May 28, 2026
Prospectus Date	Jun. 04, 2026